2. Summary of Significant Accounting Policies (Tables)	3 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Accounts Receivable and Allowance for Doubtful Accounts
	March 31, 2015	December 31, 2014
Accounts Receivable	$1,419,247	$—
Allowance for Doubtful Accounts	—	—
Net Accounts Receivable	$1,419,247	$—

Earnings (Loss) Per Share
	March 31, 2015	March 31, 2014

Convertible Debt (Exercise price - $0.25/share)	18,056,932	8,976,532
Stock Warrants (Exercise price - $0.001 - $0.375/share)	9,728,984	3,672,134
Stock Options (Exercise price - $0.375/share)	200,000	666,750
Unvested Restricted Stock - Chief Executive Officer	750,000	687,500
Total	28,736,916	14,002,916